Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-0.68%
General Dynamics Corp., 3.75%, 05/15/2028	$340,000	$ 326,545
Air Freight & Logistics-0.65%
United Parcel Service, Inc., 3.05%, 11/15/2027	330,000	309,957
Automobile Components-1.30%
BorgWarner, Inc., 2.65%, 07/01/2027	320,000	295,704
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	335,000	328,229
		623,933
Automobiles-0.64%
PACCAR Financial Corp., 4.60%, 01/31/2029	310,000	305,992
Banks-11.44%
Bank of America Corp., 3.25%, 10/21/2027	350,000	330,408
Bank of America N.A., 5.53%, 08/18/2026	280,000	281,798
Citibank N.A., 5.80%, 09/29/2028(c)	320,000	328,390
Fifth Third Bancorp, 2.55%, 05/05/2027	375,000	347,914
Fifth Third Bank N.A., 2.25%, 02/01/2027	350,000	323,079
JPMorgan Chase & Co., 2.95%, 10/01/2026	320,000	304,459
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	330,000	329,403
KeyBank N.A., 5.85%, 11/15/2027(c)	335,000	332,701
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	300,000	288,125
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	320,000	323,978
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	330,000	329,736
PNC Bank N.A., 4.05%, 07/26/2028	350,000	331,913
Truist Bank, 3.80%, 10/30/2026	345,000	331,447
Truist Financial Corp., 1.13%, 08/03/2027(c)	355,000	312,222
U.S. Bancorp, Series V, 2.38%, 07/22/2026	325,000	306,495
Wells Fargo & Co., 3.00%, 10/23/2026	360,000	341,492
Wells Fargo Bank N.A., 5.25%, 12/11/2026	330,000	330,232
		5,473,792
Beverages-1.34%
Molson Coors Beverage Co., 3.00%, 07/15/2026	330,000	314,473
PepsiCo, Inc., 3.00%, 10/15/2027	345,000	325,008
		639,481
Biotechnology-0.67%
Gilead Sciences, Inc., 2.95%, 03/01/2027	340,000	322,059
Broadline Retail-0.69%
Amazon.com, Inc., 3.15%, 08/22/2027	347,000	328,987
Capital Markets-7.80%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)(c)	340,000	335,132
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	310,000	298,252
BlackRock, Inc., 1.90%, 01/28/2031	370,000	305,561
Cboe Global Markets, Inc., 3.65%, 01/12/2027	345,000	333,346
Charles Schwab Corp. (The), 2.45%, 03/03/2027	320,000	297,412
CME Group, Inc., 2.65%, 03/15/2032	380,000	324,617
FMR LLC, 7.57%, 06/15/2029(b)	300,000	332,557
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	310,000	299,381
	Principal Amount	Value
Capital Markets-(continued)
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	$330,000	$ 307,642
Morgan Stanley, 3.13%, 07/27/2026	330,000	315,335
Northern Trust Corp., 4.00%, 05/10/2027	305,000	296,809
State Street Corp., 5.27%, 08/03/2026	285,000	285,062
		3,731,106
Chemicals-1.30%
Ecolab, Inc., 2.70%, 11/01/2026	350,000	331,679
Westlake Corp., 3.60%, 08/15/2026	300,000	288,137
		619,816
Commercial Services & Supplies-1.38%
Cintas Corp. No. 2, 3.70%, 04/01/2027(c)	340,000	328,689
Veralto Corp., 5.50%, 09/18/2026(b)	330,000	329,257
		657,946
Communications Equipment-0.67%
Cisco Systems, Inc., 4.85%, 02/26/2029	320,000	319,159
Consumer Finance-2.09%
American Express Co., 2.55%, 03/04/2027	365,000	340,184
Capital One Financial Corp., 3.75%, 07/28/2026	330,000	318,329
Discover Bank, 3.45%, 07/27/2026	360,000	343,826
		1,002,339
Consumer Staples Distribution & Retail-2.69%
Costco Wholesale Corp., 1.60%, 04/20/2030	410,000	342,017
Kroger Co. (The), 2.65%, 10/15/2026	375,000	353,480
Target Corp., 1.95%, 01/15/2027(c)	300,000	279,094
Walmart, Inc., 1.80%, 09/22/2031	380,000	311,161
		1,285,752
Electric Utilities-8.70%
Duke Energy Corp., 2.65%, 09/01/2026	370,000	348,887
Duke Energy Florida LLC, 2.50%, 12/01/2029	340,000	298,756
Entergy Corp., 2.95%, 09/01/2026	360,000	340,708
Fells Point Funding Trust, 3.05%, 01/31/2027(b)	360,000	337,925
Florida Power & Light Co., 2.45%, 02/03/2032	390,000	323,625
MidAmerican Energy Co., 3.65%, 04/15/2029	317,000	298,089
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	340,000	325,476
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	344,000	324,817
Public Service Co. of Colorado, 1.88%, 06/15/2031	400,000	319,988
Southern California Edison Co., 5.85%, 11/01/2027	315,000	321,124
Southern Co. (The), 3.25%, 07/01/2026	330,000	316,883
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027(c)	300,000	287,179
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	320,000	317,882
		4,161,339
Electrical Equipment-0.68%
Emerson Electric Co., 2.00%, 12/21/2028(c)	367,000	323,924
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.31%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$310,000	$ 292,120
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	350,000	333,871
		625,991
Financial Services-2.57%
Equitable Holdings, Inc., 4.35%, 04/20/2028	320,000	307,366
Mastercard, Inc., 3.35%, 03/26/2030	325,000	299,091
Nuveen LLC, 4.00%, 11/01/2028(b)	304,000	291,009
Visa, Inc., 1.90%, 04/15/2027(c)	360,000	331,692
		1,229,158
Food Products-2.60%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(c)	349,000	329,941
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	330,000	315,900
Mars, Inc., 4.55%, 04/20/2028(b)	305,000	299,348
Mondelez International, Inc., 2.63%, 03/17/2027	320,000	299,348
		1,244,537
Gas Utilities-1.32%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(c)	330,000	330,086
Southern California Gas Co., 2.95%, 04/15/2027	320,000	301,271
		631,357
Ground Transportation-0.63%
Norfolk Southern Corp., 2.90%, 06/15/2026	315,000	300,967
Health Care Equipment & Supplies-1.37%
Abbott Laboratories, 3.75%, 11/30/2026	339,000	329,766
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(c)	335,000	326,327
		656,093
Health Care Providers & Services-2.05%
Ascension Health, Series B, 2.53%, 11/15/2029	369,000	324,915
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	376,000	329,021
Sutter Health, Series 20-A, 2.29%, 08/15/2030	385,000	328,660
		982,596
Health Care REITs-0.66%
Healthpeak OP LLC, 3.25%, 07/15/2026	330,000	315,190
Household Durables-0.70%
DR Horton, Inc., 1.30%, 10/15/2026	370,000	336,917
Household Products-1.30%
Kimberly-Clark Corp., 3.10%, 03/26/2030(c)	350,000	317,812
Procter & Gamble Co. (The), 3.00%, 03/25/2030(c)	330,000	301,834
		619,646
Independent Power and Renewable Electricity Producers-0.62%
NSTAR Electric Co., 3.20%, 05/15/2027	312,000	296,889
	Principal Amount	Value
Industrial Conglomerates-1.38%
3M Co., 2.38%, 08/26/2029(c)	$380,000	$ 330,730
Honeywell International, Inc., 2.50%, 11/01/2026	351,000	331,302
		662,032
Industrial REITs-0.64%
Prologis L.P., 2.25%, 04/15/2030	360,000	307,314
Insurance-11.29%
Athene Global Funding, 5.58%, 01/09/2029(b)	310,000	310,002
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	370,000	321,704
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	310,000	309,736
Corebridge Global Funding, 5.20%, 01/12/2029(b)	330,000	327,761
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	381,000	335,440
F&G Global Funding, 1.75%, 06/30/2026(b)(c)	335,000	307,199
GA Global Funding Trust, 5.50%, 01/08/2029(b)	340,000	338,733
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	310,000	309,589
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	345,000	330,970
New York Life Global Funding, 4.85%, 01/09/2028(b)	335,000	331,998
New York Life Insurance Co., 5.88%, 05/15/2033(b)	317,000	325,932
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	310,000	302,375
4.90%, 06/12/2028(b)	285,000	282,252
Pacific Life Global Funding II, 5.50%, 08/28/2026(b)	310,000	311,708
Pricoa Global Funding I, 1.20%, 09/01/2026(b)	365,000	333,304
Principal Life Global Funding II, 1.25%, 08/16/2026(b)	340,000	309,888
RGA Global Funding, 5.50%, 01/11/2031(b)	315,000	313,840
		5,402,431
Interactive Media & Services-1.34%
Alphabet, Inc., 1.10%, 08/15/2030(c)	404,000	327,833
Meta Platforms, Inc., 3.85%, 08/15/2032	340,000	314,271
		642,104
Machinery-5.27%
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	300,000	300,421
Caterpillar, Inc., 2.60%, 04/09/2030(c)	360,000	317,154
Cummins, Inc., 1.50%, 09/01/2030(c)	405,000	329,383
Deere & Co., 3.10%, 04/15/2030	330,000	299,383
Fortive Corp., 3.15%, 06/15/2026	315,000	301,198
Illinois Tool Works, Inc., 2.65%, 11/15/2026	350,000	331,294
John Deere Capital Corp., 4.95%, 07/14/2028	320,000	319,627
Parker-Hannifin Corp., 4.25%, 09/15/2027	330,000	320,895
		2,519,355
Media-0.63%
Comcast Corp., 4.15%, 10/15/2028	310,000	299,390
Multi-Utilities-1.35%
DTE Electric Co., 2.25%, 03/01/2030	380,000	325,673
WEC Energy Group, Inc., 5.60%, 09/12/2026	320,000	321,433
		647,106

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-4.08%
Chevron Corp., 2.24%, 05/11/2030	$370,000	$ 318,868
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	360,000	343,678
Chevron USA, Inc., 1.02%, 08/12/2027	375,000	331,990
ConocoPhillips Co., 6.95%, 04/15/2029	300,000	325,050
Exxon Mobil Corp., 3.48%, 03/19/2030	340,000	315,571
Pioneer Natural Resources Co., 1.90%, 08/15/2030	380,000	317,723
		1,952,880
Passenger Airlines-0.62%
Southwest Airlines Co., 5.13%, 06/15/2027	300,000	298,184
Personal Care Products-0.70%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	340,000	332,968
Pharmaceuticals-1.93%
Johnson & Johnson, 1.30%, 09/01/2030(c)	380,000	310,824
Pfizer, Inc., 3.00%, 12/15/2026	310,000	295,775
Zoetis, Inc., 3.00%, 09/12/2027	340,000	317,816
		924,415
Professional Services-1.38%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	365,000	324,069
Concentrix Corp., 6.65%, 08/02/2026(c)	330,000	333,883
		657,952
Residential REITs-0.69%
Mid-America Apartments L.P., 3.60%, 06/01/2027	345,000	330,227
Semiconductors & Semiconductor Equipment-2.67%
Applied Materials, Inc., 3.30%, 04/01/2027	345,000	331,008
Lam Research Corp., 4.00%, 03/15/2029	340,000	325,811
NVIDIA Corp., 2.85%, 04/01/2030	360,000	324,732
QUALCOMM, Inc., 3.25%, 05/20/2027	310,000	296,885
		1,278,436
Software-2.62%
Adobe, Inc., 2.30%, 02/01/2030	350,000	304,397
Microsoft Corp., 2.40%, 08/08/2026	350,000	331,729
Salesforce, Inc., 3.70%, 04/11/2028	340,000	326,518
VMware LLC, 1.40%, 08/15/2026	320,000	293,114
		1,255,758
	Principal Amount	Value
Specialty Retail-2.67%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	$310,000	$ 312,902
Home Depot, Inc. (The), 2.95%, 06/15/2029	335,000	305,271
Lowe’s Cos., Inc., 3.10%, 05/03/2027(c)	345,000	326,948
TJX Cos., Inc. (The), 2.25%, 09/15/2026	355,000	333,886
		1,279,007
Technology Hardware, Storage & Peripherals-0.67%
Apple, Inc., 1.65%, 02/08/2031	390,000	320,838
Textiles, Apparel & Luxury Goods-0.67%
NIKE, Inc., 2.85%, 03/27/2030(c)	360,000	322,581
Trading Companies & Distributors-0.64%
Air Lease Corp., 1.88%, 08/15/2026	330,000	304,767
Total U.S. Dollar Denominated Bonds & Notes (Cost $48,654,449)		47,409,213
	Shares
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $135,828)	135,828	135,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $48,790,277)		47,545,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,763,010	1,763,010
Invesco Private Prime Fund, 5.48%(d)(e)(f)	4,532,099	4,533,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,296,506)		6,296,469
TOTAL INVESTMENTS IN SECURITIES-112.53% (Cost $55,086,783)		53,841,510
OTHER ASSETS LESS LIABILITIES-(12.53)%		(5,994,009)
NET ASSETS-100.00%		$47,847,501

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $8,974,587, which represented 18.76% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,154	$3,141,524	$(3,155,850)	$-	$-	$135,828	$4,746
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,313,996	19,303,479	(20,854,465)	-	-	1,763,010	121,954*
Invesco Private Prime Fund	8,521,578	50,145,000	(54,136,362)	(301)	3,544	4,533,459	326,372*
Total	$11,985,728	$72,590,003	$(78,146,677)	$(301)	$3,544	$6,432,297	$453,072

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$47,409,213	$-	$47,409,213
Money Market Funds	135,828	6,296,469	-	6,432,297
Total Investments	$135,828	$53,705,682	$-	$53,841,510